Share - Based Compensation - Summary of Restricted Stock Unit Activity Under 2023 Plan (Details) - Restricted Stock Units	6 Months Ended
	Jun. 30, 2026 shares SFr / shares	Jun. 30, 2025 shares SFr / shares	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards, Outstanding beginning balance | shares	1,007,636	467,478
Number of awards, RSUs granted | shares	766,262	646,741
Number of awards, RSUs vested/released | shares	(289,398)	(97,990)
Number of awards, Outstanding ending balance | shares	1,484,500	1,016,229
Weighted average exercise price issued and exercised beginning balance | SFr / shares	SFr 13.93	SFr 9.81
Weighted average grant date fair value, RSUs granted | SFr / shares	21.2	16.16
Weighted average grant date fair value, RSUs vested/released | SFr / shares	13.78	9.55
Weighted average exercise price issued and exercised ending balance | SFr / shares	SFr 17.22	SFr 14.31
Range of expiration dates, Outstanding beginning balance				2034
Range of expiration dates, RSUs granted	2036	2035
Range of expiration dates, RSUs vested/released		2034
Range of expiration dates, Outstanding ending balance				2034
Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of expiration dates, Outstanding beginning balance	2034	2034	2034
Range of expiration dates, RSUs vested/released	2034
Range of expiration dates, Outstanding ending balance	2034	2034	2034
Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of expiration dates, Outstanding beginning balance	2036	2035	2035
Range of expiration dates, RSUs vested/released	2036
Range of expiration dates, Outstanding ending balance	2036	2035	2035